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                    U.S. SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.  Name and address of issuer:

          Southland Separate Account A1
          5780 Powers Ferry Road
          Atlanta, GA 30327

2.  Name of each series or class of funds for which this notice is filed:

          Southland Separate Account A1 (File No. 33-89574)


3.  Investment Company Act File Number:

                                                            811-8976

    Securities Act File Number:

                                                            33-89574

4.  Last day of fiscal year for which this notice is filed:

                                                            December 31

5. Check box if this notice is being file more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the closed of the fiscal year but before determination of the issuer's 24f-2 declaration:
                                                            [     ]

6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable:

                                                            Not Applicable
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7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                                             0

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:
                                                             0

9.  Number and aggregate sale price of securities sold during the fiscal year:

                                                             $ 421,881

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant or Rule 24f-2:

                                                             $ 421,881

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                                             $      0

12. Calculation of registration fee:

    (i)    Aggregate sale price of securities sold during the      $  421,881
           fiscal year in reliance on Rule 24f-2 (from Item 10):

    (ii)   Aggregate price of shares issued in connection with     $        0
           dividend reinvestment plans (from Item 11, if applicable):

    (iii)  Aggregate price of shares redeemed or repurchased       $        0
           during the fiscal year (if applicable):

    (iv)   Aggregate price of shares redeemed or repurchased       $        0
           and previously applied as a reduction to filing fees pursuant to Rule 24e-2 (if applicable):

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    (v)    Net aggregate price of securities sold and issued       $  421,881
           during the fiscal year in reliance on Rule 24f-2 [line
           (i), plus (ii), less line (iii), plus line (iv)] (if applicable):

    (vi)   Multiplier prescribed by Section 6(b) of the            .00030303
           Securities Act of 1933 or other applicable law or regulation:

    (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]: $   127.84


13.    Check box if fees are being remitted to the Commission's
       lockbox depository as described in Section 3a of the
       Commission's Rule of Informal and Other Procedures (17
       CFR 202.3a):                                                   [  X  ]



       Date of mailing or wire transfer of filing fees to      February 25, 1997
       the Commission's lockbox depository:




                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:    /s/: JAMES D. THOMPSON
       -------------------------------
       James D. Thompson, President
       Southland Life Insurance Company, the Depositor of Southland Separate Account A1


Date:  February 28, 1997